Capital Stock - 2014 Securities Purchase Agreements for Common Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands								6 Months Ended	12 Months Ended
	Sep. 10, 2014	Aug. 06, 2014	Jun. 26, 2014	May. 29, 2014	Jul. 19, 2013	Mar. 12, 2013	Jan. 22, 2013	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Changes In Equity And Comprehensive Income Line Items [Line Items]
Number of shares of common stock sold	29,630	40,000	36,667	22,223		33,334	67,500
Common stock value per share	$ 13.50	$ 15.00	$ 15.00	$ 22.50
Proceeds from issuance of common stock	$ 400	$ 600	$ 550	$ 500	$ 2,377	$ 1,000	$ 2,025	$ 2,638	$ 3,649	$ 6,538
Common stock value per share			$ 0.10	$ 0.15
Sales price per share	$ 0.09	$ 0.10
Previously Reported [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Number of shares of common stock sold	4,444,445	6,000,000	5,500,000	3,333,333		5,000,000	10,125,000
Sales price per share						$ 0.20	$ 0.20